As filed with the Securities and Exchange Commission on April 13, 2011
Registration Nos.

333-152224
811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 295	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under M’s Versatile Product VII, M’s Versatile Product VIII and M’s Versatile Product IX Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 12 to Registration Statement No. 333-152224 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 24, 2011. Post-Effective Amendment No. 12 was scheduled to become effective on April 25, 2011. As stated on the cover page to this filing, this Post-Effective Amendment No. 13 is intended to become effective on May 1, 2011.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 13, 2011.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY

BY:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

BY:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

BY:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	April 13, 2011

Khanh T. Tran*	Director, Executive Vice President, Chief Financial Officer and Chief Investment Officer	April 13, 2011

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	April 13, 2011

Jane M. Guon*	Director, Vice President and Secretary	April 13, 2011

Michael A. Bell*	Executive Vice President	April 13, 2011

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	April 13, 2011

Denis P. Kalscheur*	Senior Vice President and Treasurer	April 13, 2011

Brian D. Klemens*	Vice President and Controller	April 13, 2011

*By:	/s/ SHARON A. CHEEVER	April 13, 2011

Sharon A. Cheever
as attorney-in-fact

     (Powers of Attorney are contained as Exhibit 18 in Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on February 24, 2011, File No. 333-152224, Accession No. 0000950123-11-017724, and incorporated by reference herein.)